Discontinued operations - Cash flows (used in)/from discontinued operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash from/(used in) operating activities	$ 49	$ 5,563	$ (11,420)
Net cash used in investing activities	(3,539)	(318)	(404)
Net cash used in financing activities	(961)	(1,413)	(2,653)
Net cash (outflows)/inflows for the year	(4,451)	3,832	(14,477)
Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash from/(used in) operating activities	3,585	80	(901)
Net cash used in investing activities	(3,301)	0	119
Net cash used in financing activities	0	0	(1,184)
Net cash (outflows)/inflows for the year	284	80	(1,966)
ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash from/(used in) operating activities	(3,536)	5,483	(10,519)
Net cash used in investing activities	(238)	(318)	(523)
Net cash used in financing activities	(961)	(1,413)	(1,469)
Net cash (outflows)/inflows for the year	$ (4,735)	$ 3,752	$ (12,511)